UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):
       [_] is a restatement.
       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Park West Asset Management LLC
Address:    900 Larkspur Landing Circle, Suite 165
            Larkspur, California 94939

Form 13F File Number:028-12265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 James J. Watson
                             Chief Financial Officer
                                 (415) 354-0677


                               /s/ James J. Watson
                            ------------------------
                              Larkspur, California
                                  May 13, 2009


                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary



Number of Other Included Managers:                    0

Form 13 F Information Table Entry Total:             37

Form 13 F Information Table Value Total:   $197,790,000

List of Other Included Managers:                 NONE

                         Park West Asset Management LLC
                            Form 13F Holdings Report
                                 March 31, 2009


Column 1                             Column 2    Column 3  Column 4          Column 5         Column 6 Column 7        Column 8
--------------------------------    ----------  ---------  --------  -----------------------  -------- --------  ------------------
                                     Title of               Value     Shares/    Sh/   Put/  Invstmnt  Other       Voting Authority
Name of Issuer                         Class      Cusip    (x$1000)   Prn Amt    Prn   Call  Dscretn   Mngrs      Sole   Shared None
--------------------------------    ----------  ---------  --------   --------  ------ -----  -------- --------  ------- ------ ----
ALLIANCE HEALTHCARE SRVCS IN           COM        018606202   6,818   1,002,587  SH            SOLE            1,002,587
ALTERNATIVE ASSET MGMT ACQU            COM        02149U101   3,675     381,600  SH            SOLE              381,600
APPLE INC                              COM        037833100   1,286      12,232  SH            SOLE               12,232
ATLAS AMERICA, INC                     COM        049167109     690      78,849  SH            SOLE               78,849
BPW ACQUISITION CORP                   COM        055637102     936     100,000  SH            SOLE              100,000
BROADRIDGE FINL SOLUTIONS IN           COM        11133T103   1,861     100,000  SH            SOLE              100,000
CAI INTERNATIONAL INC                  COM        12477X106   5,006   1,769,034  SH            SOLE            1,769,034
CBIZ INC                         NOTE 3.175% 6/0  124805AB8   5,277   6,100,000  PRN           SOLE            6,100,000
CADENCE DESIGN SYSTEM INC       NOTE 1.375% 12/1  127387AD0   4,857   6,500,000  PRN           SOLE            6,500,000
CEPHALON INC                        NOTE 6/1      156708AL3   9,950   8,000,000  PRN           SOLE            8,000,000
COGENT COMMUNICATIONS GROUP      NOTE 1.000% 6/1  19239VAB0  12,702  21,900,000  PRN           SOLE           21,900,000
DST SYS INC                         DBCV 8/1      233326AD9   6,134   7,000,000  PRN           SOLE            7,000,000
EARTHLINK INC                          COM        270321102   7,628   1,161,000  SH            SOLE            1,161,000
ENCORE CAP GROUP INC             NOTE 3.375% 9/1  292554AB8   1,535   2,000,000  PRN           SOLE            2,000,000
EZCORP INC                        CL A NON VTG    302301106   3,745     323,710  SH            SOLE              323,710
FLUOR CORP NEW                   NOTE 1.500% 2/1  343412AA0   3,836   3,000,000  PRN           SOLE            3,000,000
GLOBAL BRANDS ACQUISITION CO           COM        378982102   5,708     599,550  SH            SOLE              599,550
GLOBAL CONSUMER AQST CORP              COM        378983100   1,834     193,620  SH            SOLE              193,620
HEARTLAND PMT SYS INC                  COM        42235N108   1,078     163,100  SH            SOLE              163,100
ICONIX BRAND GROUP INC           NOTE 1.875% 6/3  451055AB3   5,180   8,000,000  PRN           SOLE            8,000,000
INVERNESS MED INNOVATIONS IN     PFD CONV SER B   46126P304  22,038     131,822  SH            SOLE              131,822
INVERNESS MED INNOVATIONS IN     NOTE 3.000% 5/1  46126PAD8   4,225   5,000,000  PRN           SOLE            5,000,000
MI DEVELOPMENTS INC                    COM        55304X104   1,460     237,716  SH            SOLE              237,716
MICROSOFT CORP                         COM        594918104     459      25,000  SH            SOLE               25,000
NRDC ACQUISITION CORP                  COM        62941R102   4,126     432,000  SH            SOLE              432,000
PROSPECT ACQUISITION CORP              COM        74347T103   3,500     370,000  SH            SOLE              370,000
PROTEIN DESIGN LABS INC          NOTE 2.750% 8/1  74369LAD5   9,972  10,137,000  PRN           SOLE           10,137,000
PROTEIN DESIGN LABS INC          NOTE 2.000% 2/1  74369LAF0   6,451   7,500,000  PRN           SOLE            7,500,000
SP ACQUISITION HOLDINGS INC            COM        78470A104   5,247     551,700  SH            SOLE              551,700
SCHOOL SPECIALTY INC             NOTE 3.750% 8/0  807863AE5   7,183   8,500,000  PRN           SOLE            8,500,000
SPORTS PPTYS ACQUISITION COR           COM        84920F107   5,336     564,700  SH            SOLE              564,700
SUNPOWER CORP                    DBCV 0.750% 8/0  867652AB5  12,436  15,400,000  PRN           SOLE           15,400,000
TRIPLECROWN ACQUISITION CORP           COM        89677G109   3,525     376,200  SH            SOLE              376,200
UNITED REFINING ENERGY CORP            COM        911360105   2,874     300,000  SH            SOLE              300,000
WEBMD CORP                       NOTE 1.750% 6/1  94769MAE5   2,798   3,000,000  PRN           SOLE            3,000,000
ZAPATA CORP                            COM        989070602     401      68,063  SH            SOLE               68,063
MAIDEN HOLDINGS LTD                    COM        G5753U112  16,023   3,591,250  SH            SOLE            3,591,250